EASTERLY EHS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 88.0%
3,448	iShares Core MSCI Emerging Markets ETF	$ 220,982
3,225	Vanguard Extended Market ETF	613,363
1,235	Vanguard FTSE All World ex-US Small-Cap ETF	172,974
902	Vanguard Total Stock Market ETF	210,319
		1,217,638
	FIXED INCOME - 11.6%
5,240	SPDR Bloomberg Barclays Investment Grade Floating	160,554

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,358,807)	1,378,192

	TOTAL INVESTMENTS - 99.6% (Cost $1,358,807)	$ 1,378,192
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	5,785
	NET ASSETS - 100.0%	$ 1,383,977

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4%
	ALTERNATIVE - 3.2%
581	AlphaClone Alternative Alpha ETF	$ 50,652
3,407	IQ Merger Arbitrage ETF	111,920
26,022	ProShares Merger ETF	1,067,378
		1,229,950
	COMMODITY - 1.6%
190	Invesco DB Agriculture Fund(a)	3,635
45	Invesco Optimum Yield Diversified Commodity	901
38	iShares GSCI Commodity Dynamic	1,308
21,711	iShares S&P GSCI Commodity Indexed Trust(a)	345,423
555	SPDR Gold Shares(a)	94,178
4,022	United States Commodity Index Fund(a)	160,744
1,376	United States Natural Gas Fund, L.P.(a)	21,080
48	United States Oil Fund, L.P.(a)	2,306
		629,575
	EQUITY - 45.6%
1,802	AdvisorShares Dorsey Wright ADR ETF	122,392
105	AdvisorShares STAR Global Buy-Write ETF	4,271
6,819	Alerian MLP ETF	220,663
35	ARK Innovation ETF	4,271
1	CI Active Utility & Infrastructure ETF	11
1,774	Columbia India Consumer ETF	99,884
51	Consumer Discretionary Select Sector SPDR Fund	9,366
436	Core Alternative ETF	13,193
60	Direxion NASDAQ-100 Equal Weighted Index Shares	5,231
1,560	Energy Select Sector SPDR Fund	75,504
101	First Trust Dow Jones Internet Index Fund(a)	25,188
12,669	First Trust Financial AlphaDEX Fund	578,340
2,746	First Trust MultiCap Growth AlphaDEX Fund	339,570
8,270	First Trust Small Cap Growth AlphaDEX Fund	605,262
152	Global SuperDividend US ETF	3,046
1,646	Global X MSCI Argentina ETF	60,408
2,656	Global X MSCI Nigeria ETF	29,486
1,502	Global X MSCI Norway ETF	21,599
9,416	Global X SuperDividend ETF	128,340

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	EQUITY - 45.6% (Continued)
3,449	Goldman Sachs Hedge Industry VIP ETF	$ 355,969
59	Invesco DWA Consumer Cyclicals Momentum ETF	5,386
572	Invesco DWA Energy Momentum ETF	14,626
679	Invesco KBW High Dividend Yield Financial ETF	14,042
243	Invesco KBW Property & Casualty ETF	19,564
1,285	Invesco S&P 500 BuyWrite ETF	29,982
1,818	Invesco S&P 500 Pure Value ETF	140,986
8,015	Invesco S&P SmallCap Energy ETF	52,185
1,289	Invesco S&P SmallCap Health Care ETF(a)	246,611
1,558	Invesco S&P SmallCap Information Technology ETF	229,182
226	Invesco S&P SmallCap Utilities & Communication	15,253
411	Invesco Water Resources ETF	24,191
208	IQ US Real Estate Small Cap ETF	5,506
2,538	iShares Biotechnology ETF	437,247
468	iShares China Large-Cap ETF	19,160
121	iShares Core S&P/TSX Capped Composite Index ETF	3,143
81	iShares Currency Hedged MSCI EAFE ETF	2,832
246	iShares Dow Jones Asia Pacific Select Dividend 50	6,958
318	iShares EURO STOXX Mid UCITS ETF	27,248
257	iShares Expanded Tech-Software Sector ETF(a)	108,755
72	iShares Exponential Technologies ETF	4,743
6	iShares Global Financials ETF	478
379	iShares Global Materials ETF	34,951
2,797	iShares Latin America 40 ETF	82,763
5,485	iShares Micro-Cap ETF	816,497
601	iShares Mortgage Real Estate ETF	22,321
364	iShares MSCI All Country Asia ex Japan ETF	32,309
257	iShares MSCI Australia ETF	6,661
952	iShares MSCI Brazil ETF	34,653
627	iShares MSCI Chile ETF	17,920
2,042	iShares MSCI China Small-Cap ETF	109,227
1,787	iShares MSCI EAFE ETF	144,104
784	iShares MSCI Emerging Markets ETF	41,089
3,055	iShares MSCI Emerging Markets Small-Cap ETF	189,441

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	EQUITY - 45.6% (Continued)
4,452	iShares MSCI Frontier and Sele	$ 152,125
102	iShares MSCI Germany Small-Cap ETF	8,697
1,168	iShares MSCI Global Multifactor ETF	45,507
1,015	iShares MSCI Hong Kong ETF	26,157
7,041	iShares MSCI India Small-Cap ETF	408,589
1,090	iShares MSCI Indonesia ETF	23,173
134	iShares MSCI International Momentum Factor ETF	5,298
460	iShares MSCI Ireland ETF	28,391
3,099	iShares MSCI Japan ETF	211,972
819	iShares MSCI Japan Small-Cap ETF	66,642
457	iShares MSCI Poland ETF	10,557
321	iShares MSCI South Africa ETF	15,864
496	iShares MSCI Taiwan ETF	32,220
362	iShares MSCI Thailand ETF	28,786
4,055	iShares MSCI UAE ETF	60,460
285	iShares MSCI United Kingdom ETF	9,408
6,356	iShares MSCI United Kingdom Small-Cap ETF	318,900
1,432	iShares Russell 1000 Growth ETF	416,569
1,834	iShares Russell 1000 Value ETF	299,107
4,645	iShares Russell 2000 ETF	1,049,398
1,892	iShares Russell 2000 Growth ETF	578,214
9,374	iShares Russell 2000 Value ETF	1,537,337
5,127	iShares Russell Mid-Cap Growth ETF	605,191
7,562	iShares Russell Mid-Cap Value ETF	893,450
739	iShares S&P Mid-Cap 400 Growth ETF	61,174
5	iShares S&P/TSX Global Gold Index ETF	72
2,285	iShares S&P/TSX SmallCap Index ETF	35,315
221	iShares STOXX Europe 600 Banks UCITS ETF DE	3,496
217	iShares STOXX Europe 600 Insurance UCITS ETF DE	7,954
332	iShares STOXX Europe 600 Utilities UCITS ETF DE	15,649
57	iShares U.S. Consumer Services ETF	4,543
422	iShares U.S. Financial Services ETF	80,796
629	iShares U.S. Healthcare Providers ETF	168,956
224	iShares US Financials ETF	18,980

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	EQUITY - 45.6% (Continued)
76	iShares US Pharmaceuticals ETF	$ 14,696
1,501	KraneShares CSI China Internet ETF	76,566
1,805	Materials Select Sector SPDR Fund	154,526
139	SPDR Dow Jones Global Real Estate ETF	7,569
186	SPDR EURO STOXX 50 ETF	8,917
903	SPDR FactSet Innovative Technology ETF	204,626
1,062	SPDR S&P 500 ETF Trust	479,557
5,432	SPDR S&P Emerging Asia Pacific ETF	696,635
274	SPDR S&P Insurance ETF	10,859
229	SPDR S&P Metals & Mining ETF	10,142
165	SPDR S&P Oil & Gas Exploration & Production ETF	13,637
96	SPDR S&P Regional Banking ETF	6,325
31	SPDR S&P Retail ETF	2,975
18,803	VanEck Africa Index ETF	412,350
5,777	VanEck Brazil Small-Cap ETF	124,650
1,921	VanEck Egypt Index ETF	50,857
223	VanEck Israel ETF	10,775
300	VanEck Low Carbon Energy ETF	48,633
472	VanEck Mortgage REIT Income ETF	9,152
2	VanEck Rare Earth/Strategic Metals ETF	237
8,287	VanEck Russia ETF	242,643
1,995	VanEck Russia Small-Cap ETF	76,129
115	VanEck Semiconductor ETF	31,145
8,179	VanEck Vectors ChinaAMC SME-Ch	409,587
272	VanEck Vectors Unconventional Oil & Gas ETF	31,790
1,168	VanEck Vietnam ETF	23,068
776	Vanguard FTSE Canadian High Dividend Yield Index	24,582
6,424	Vanguard FTSE Emerging Markets ETF	335,526
332	Vanguard Real Estate ETF	36,049
3,417	Vanguard Total World Stock ETF	364,286
1,484	WisdomTree Emerging Markets SmallCap Dividend Fund	82,139
569	WisdomTree Europe SmallCap Dividend Fund	44,537
41	WisdomTree Global ex-US Quality Dividend Growth	1,768
2,026	WisdomTree International SmallCap Dividend Fund	157,076

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	EQUITY - 45.6% (Continued)
5,609	WisdomTree Japan Hedged SmallCap Equity Fund	$ 247,637
5,182	Xtrackers Harvest CSI 300 China A-Shares ETF	196,346
2,563	Xtrackers Harvest CSI 500 China A-Shares ETF	105,365
692	Xtrackers MSCI All China Equity ETF	28,773
		17,653,085
	FIXED INCOME - 29.1%
3	Direxion Daily 20 Year Plus Treasury Bull 3x	87
39	First Trust Emerging Markets Local Currency Bond	1,338
46,300	First Trust Senior Loan ETF	2,218,233
2,555	Global X SuperIncome Preferred ETF	30,711
40,169	High Yield ETF	1,296,334
5,494	Highland/iBoxx Senior Loan ETF	88,179
3,683	Invesco Financial Preferred ETF	69,977
31,082	Invesco Global Short Term High Yield Bond ETF	681,007
900	Invesco Senior Loan ETF	19,926
3,151	Invesco Variable Rate Preferred ETF	83,123
253	iShares 7-10 Year Treasury Bond ETF	29,644
20,147	iShares Barclays USD Asia High Yield Bond Index	196,433
548	iShares CMBS ETF	29,965
60	iShares Convertible Bond ETF	6,115
59	iShares Core U.S. Aggregate Bond ETF	6,848
1,063	iShares Floating Rate Bond ETF	53,979
4,813	iShares iBoxx High Yield Corporate Bond ETF	423,977
3,076	iShares JP Morgan EM Corporate Bond ETF	161,798
1,673	iShares JP Morgan USD Emerging Markets Bond ETF	189,701
160	iShares MBS ETF	17,374
705	iShares National Muni Bond ETF	82,598
2,251	iShares Preferred & Income Securities ETF	88,689
1,726	PIMCO Enhanced Short Maturity Active ETF	176,017
18,982	SPDR Blackstone Senior Loan ET	872,603
10,617	SPDR Bloomberg Barclays Convertible Securities ETF	927,713
6,364	SPDR Bloomberg Barclays Euro High Yield Bond UCITS	431,557
663	SPDR Bloomberg Barclays High Yield Bond ETF	72,930
18,897	SPDR Doubleline Total Return Tactical ETF	916,882

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.4% (Continued)
	FIXED INCOME - 29.1% (Continued)
3,966	SPDR Nuveen Bloomberg Barclays High Yield	$ 241,133
27,407	VanEck Emerging Markets High Yield Bond ETF	650,368
13,305	VanEck Fallen Angel High Yield Bond ETF	442,790
11,916	VanEck International High Yield Bond ETF	304,692
637	VanEck J. P. Morgan EM Local Currency Bond ETF	19,855
1,784	Vanguard Mortgage-Backed Securities ETF	95,480
49	Vanguard Total Bond Market ETF	4,237
2,943	Vanguard Total International Bond ETF, ETF SHARES	169,576
4,265	WisdomTree Emerging Markets Local Debt Fund	138,058
95	WisdomTree Interest Rate Hedged High Yield Bond	2,112
		11,242,039
	MIXED ALLOCATION - 0.7%
4,377	iShares Morningstar Multi-Asset Income ETF	106,865
5,415	SPDR SSgA Multi-Asset Real Return ETF	155,303
		262,168
	SPECIALTY - 0.2%
1,382	Invesco DB US Dollar Index Bullish Fund(a)	34,398
486	ProShares Short VIX Short-Term Futures ETF(a)	28,149
		62,547

	TOTAL EXCHANGE-TRADED FUNDS (Cost $30,571,103)	31,079,364

	EXCHANGE-TRADED NOTES — 0.0%
	COMMODITY - 0.0%
27	iPath Series B Bloomberg Grains Subindex Total(a)	1,683

	SPECIALTY - 0.0%
23	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	586

	TOTAL EXCHANGE-TRADED NOTES (Cost $2,926)	2,269

	OPEN END FUNDS — 9.4%
	ALTERNATIVE - 3.8%
119,446	Easterly Hedged Equity Fund, Class R6	1,383,182

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	OPEN END FUNDS — 9.4% (Continued)
	ALTERNATIVE - 3.8% (Continued)
9,560	Kellner Merger Fund, Institutional Class	$ 100,287
624	Merger Fund (The), Class V	10,776
		1,494,245
	FIXED INCOME - 5.6%
192,775	Easterly Structured Credit Value Fund, Class R6	2,155,219

	TOTAL OPEN END FUNDS (Cost $3,613,566)	3,649,464

	TOTAL INVESTMENTS - 89.8% (Cost $34,187,595)	$ 34,731,097
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.2%	3,934,772
	NET ASSETS - 100.0%	$ 38,665,869

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	09/24/2021	Brown Brothers Harriman	51,846	$ 71,358	$ 51
Mexican Peso	09/24/2021	Brown Brothers Harriman	212,376	10,565	(8)
Swiss Franc	09/24/2021	Brown Brothers Harriman	4,798	5,241	(18)
				$ 87,164	$ 25

To Sell:
Australian Dollar	09/24/2021	Brown Brothers Harriman	169,606	$ 123,974	$ (757)
Canadian Dollar	09/24/2021	Brown Brothers Harriman	227,021	179,649	335
Euro	09/24/2021	Brown Brothers Harriman	113,059	133,523	(850)
Japanese Yen	09/24/2021	Brown Brothers Harriman	66,019,600	601,064	1,959
				$ 1,038,210	$ 687

Total					$ 712

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

EASTERLY TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

TOTAL RETURN SWAP - 0.0%
Notional Amount	Reference Entity	Shares	Counterparty	Maturity Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Appreciation/ (Depreciation)
762,396	S&P 500 Equal Weighted Index	123	Goldman Sachs	5/20/2022	Pay	0.1314	$ -
1,431,817	S&P 500 Equal Weighted Index	231	Goldman Sachs	5/20/2022	Pay	0.1316	$ -
$ -

	TOTAL RETURN SWAP - 1.2%						Unrealized Appreciation/ (Depreciation)

The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 56,900 and requires the fund to pay interest at the rate of 0.38% on the Notional Value outstanding. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $6,337,613)							$ 112,618
$ 112,618
TOTAL RETURN SWAP - (0.0) %
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The number of shares is 7,713 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 4, 2022. (Notional Value $952,000)							$ -
$ -
TOTAL RETURN SWAP - (0.0) %

The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily waiting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The number of shares is 18,117 and requires the fund to pay interest at the rate of 0.25% on the Notional Value outstanding. The swap became effective on May 28, 2021 and expires on February 9, 2022. (Notional Value $1,807,124)							$ (5,842)
$ (5,842)
TOTAL RETURN SWAP - 0.0%

The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The number of shares is 8,295 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 4, 2022. (Notional Value $951,410)							$ (906)
$ (906)
TOTAL RETURN SWAP - (0.0) %

Goldman Sachs Long Gamma US Series 10 Excess Return Strategy attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The number of shares is 8,739 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 2, 2021 and expires on February 4, 2022. (Notional Value $1,235,540)							$ 7,138
$ 7,138
TOTAL RETURN SWAP - (0.0) %

The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management.The number of shares is 6,979 and requires the fund to pay interest at the rate of 0.20% on the Notional Value outstanding. The swap became effective on August 30, 2021 and expires on February 4, 2022. (Notional Value $961,524)							$ -
$ -

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

James Alpha Deutsche Bank Swap Top 50 Holdings
FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts			Counterparty	Notional Value at August 31, 2021	Expiration	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
5	10 Year Australian Treasury Bond Future			Deutsche Bank	511,462	9/15/2021	$ 275	0.24%
3	10 Year Canadian Govornment Bond			Deutsche Bank	320,504	12/20/2021	(597)	(0.53)%
3	10 Year Italian Bond			Deutsche Bank	553,651	9/8/2021	(1,838)	(1.63)%
1	10 Year Japanese Government Bond			Deutsche Bank	1,072,646	9/13/2021	(76)	(0.07)%
6	10 Year US Treasury Notes			Deutsche Bank	802,960	12/21/2021	808	0.72%
3	2 Year Euro-Schatz			Deutsche Bank	357,093	9/8/2021	(34)	(0.03)%
3	2 Year Euro-Schatz			Deutsche Bank	374,198	12/8/2021	(10)	(0.01)%
1	3 Month Euro (EURIBOR)			Deutsche Bank	160,847	3/14/2022	3	0.00%
7	3 Month Euro (EURIBOR)			Deutsche Bank	2,200,681	6/19/2023	52	0.05%
2	3 Month Euro (EURIBOR)			Deutsche Bank	518,625	12/18/2023	138	0.12%
5	3 Year Australian Treasury Bond			Deutsche Bank	407,926	9/15/2021	961	0.85%
2	30 Year US Treasury Bonds			Deutsche Bank	354,831	12/21/2021	436	0.39%
3	90 Day Bank Accepted Bill Future			Deutsche Bank	566,430	6/9/2022	217	0.19%
3	Brent Crude Monthly Future			Deutsche Bank	246,528	9/30/2021	2,511	2.23%
1	DAX Index Future			Deutsche Bank	256,014	9/17/2021	(783)	(0.70)%
45	DJ EURO STOXX Banks Future			Deutsche Bank	256,713	9/17/2021	(388)	(0.34)%
2	E-Mini Nasdaq-100			Deutsche Bank	565,887	9/17/2021	3,538	3.14%
1	E-Mini S&P 500			Deutsche Bank	223,543	9/17/2021	4,477	3.98%
7	Euro-BOBL			Deutsche Bank	1,135,028	9/8/2021	789	0.70%
10	Euro-BUND			Deutsche Bank	2,039,108	9/8/2021	1,353	1.20%
1	Euro-BUXL			Deutsche Bank	176,491	9/8/2021	(2,234)	(1.98)%
1	Eurodollar			Deutsche Bank	283,078	3/14/2022	18	0.02%
1	Eurodollar			Deutsche Bank	261,999	6/13/2022	(13)	(0.01)%
1	Eurodollar			Deutsche Bank	328,436	9/19/2022	58	0.05%
1	Eurodollar			Deutsche Bank	157,604	6/19/2023	14	0.01%
1	Eurodollar			Deutsche Bank	162,687	12/18/2023	(17)	(0.02)%
2	Euro-OAT Future			Deutsche Bank	409,571	9/8/2021	(880)	(0.78)%
2	Long Gilt Future			Deutsche Bank	291,839	12/29/2021	(1,642)	(1.46)%
1	Mini Japanese Goverment Bond Future			Deutsche Bank	165,253	9/10/2021	30	0.03%
1	S&P Canada 60 Index Future			Deutsche Bank	165,889	9/16/2021	3,107	2.76%
2	Three Month Canadian Bankers Acceptance Future			Deutsche Bank	355,830	6/13/2022	60	0.05%
1	Three Month Canadian Bankers Acceptance Future			Deutsche Bank	161,009	12/19/2022	273	0.24%
2	Ultra Long-Term T Bond			Deutsche Bank	307,146	12/21/2021	712	0.63%
							11,318
Number of Contracts	Open Short Future Contracts			Counterparty	Notional Value at August 31, 2021	Expiration	Unrealized Appreciation/ (Depreciation)	Percentage of Total Return Swap Unrealized Gain
(1)	2 year US Treasury Notes			Deutsche Bank	281,754	12/31/2021	(133)	(0.12)%
(1)	3 Month Sterling			Deutsche Bank	216,292	6/15/2022	(76)	(0.07)%
(8)	3 Month Sterling			Deutsche Bank	1,336,114	6/21/2023	(221)	(0.20)%
(2)	5 Year US Treasury Notes			Deutsche Bank	304,750	12/31/2021	(67)	(0.06)%
(3)	AUD/USD			Deutsche Bank	219,014	9/13/2021	1,572	1.40%
(2)	CAD/USD			Deutsche Bank	193,362	9/14/2021	244	0.22%
(2)	CME E-Mini Russell 2000 Index			Deutsche Bank	173,466	9/17/2021	993	0.88%
(4)	EUR/USD			Deutsche Bank	602,872	9/13/2021	300	0.27%
(1)	Eurodollar			Deutsche Bank	270,565	6/17/2024	(613)	(0.54)%
(3)	JPY/USD			Deutsche Bank	342,621	9/13/2021	686	0.61%
(1)	Three Month Canadian Bankers Acceptance Future			Deutsche Bank	213,422	3/14/2022	3	0.00%
							2,688

	TOTAL FUTURES CONTRACTS						$ 14,006

PURCHASED PUT OPTION*

	Description	Counterparty		Notional Value at August 31, 2021	Expiration	Strike Price	Unrealized Appreciation	Percentage of Total Return Swap Unrealized Gain
	CNH/USD	Deutsche Bank		265,346	11/17/2021	6.00	$ -	0.00%

FORWARD CURRENCY CONTRACTS +*
Settlement Date	Units to Receive/Deliver	Counterparty		In Exchange For		US Dollar Value	Unrealized Appreciation / (Depreciation)	Percentage of Total Return Swap Unrealized Gain/Loss
To Buy:
9/29/2021	328,504	Deutsche Bank	CHF	255,589	USD	272,041	1,596	1.42%
9/29/2021	195,979	Deutsche Bank	USD	270,445	AUD	257,224	1,635	1.45%
9/29/2021	1,013,747	Deutsche Bank	USD	357,161	EUR	358,700	1,539	1.37%
							4,770
To Sell:
9/1/2021	221,741	Deutsche Bank	CHF	(205,991)	EUR	204,830	(1,160)	(1.03)%
9/29/2021	2,906,423	Deutsche Bank	MXN	(142,495)	USD	144,290	1,795	1.59%
							635

	TOTAL FORWARD CURRENCY CONTRACTS

						All Other Investments	93,207
				Total Unrealized Appreciation of Swap			$ 112,618

+ Foreign currency transactions are done by notional and not by contracts
* Non-income producing securities
Currency Abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CNH - Chinese Yuan Renminbi
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
USD - U.S. Dollar

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
4	S&P 500 Index	Goldman Sachs	19,549	9/17/2021	$ 4,200	$ 1,411
6	S&P 500 Index	Goldman Sachs	28,492	9/17/2021	$ 4,225	1,903
4	S&P 500 Index	Goldman Sachs	20,199	9/17/2021	$ 4,240	1,285
7	S&P 500 Index	Goldman Sachs	30,420	9/17/2021	$ 4,245	1,902
6	S&P 500 Index	Goldman Sachs	25,664	9/17/2021	$ 4,290	1,358
6	S&P 500 Index	Goldman Sachs	28,088	9/17/2021	$ 4,320	1,309
7	S&P 500 Index	Goldman Sachs	30,553	9/17/2021	$ 4,325	1,392
7	S&P 500 Index	Goldman Sachs	32,358	9/17/2021	$ 4,355	1,271
4	S&P 500 Index	Goldman Sachs	19,526	9/17/2021	$ 4,365	727
7	S&P 500 Index	Goldman Sachs	30,224	9/17/2021	$ 4,370	1,094
10	S&P 500 Index	Goldman Sachs	45,045	9/17/2021	$ 4,385	1,493
6	S&P 500 Index	Goldman Sachs	28,380	9/17/2021	$ 4,395	883
28	S&P 500 Index	Goldman Sachs	128,674	9/17/2021	$ 4,400	3,875
14	S&P 500 Index	Goldman Sachs	63,278	9/17/2021	$ 4,405	1,842
5	S&P 500 Index	Goldman Sachs	20,866	9/17/2021	$ 4,410	586
6	S&P 500 Index	Goldman Sachs	26,870	9/17/2021	$ 4,415	729
12	S&P 500 Index	Goldman Sachs	53,410	9/17/2021	$ 4,420	1,396
8	S&P 500 Index	Goldman Sachs	33,929	9/17/2021	$ 4,425	853
8	S&P 500 Index	Goldman Sachs	36,866	9/17/2021	$ 4,430	891
16	S&P 500 Index	Goldman Sachs	73,576	9/17/2021	$ 4,435	1,708
13	S&P 500 Index	Goldman Sachs	59,081	9/17/2021	$ 4,440	1,315
19	S&P 500 Index	Goldman Sachs	84,729	9/17/2021	$ 4,445	1,804
9	S&P 500 Index	Goldman Sachs	40,858	9/17/2021	$ 4,455	793
9	S&P 500 Index	Goldman Sachs	42,396	9/17/2021	$ 4,465	745
10	S&P 500 Index	Goldman Sachs	45,666	9/17/2021	$ 4,470	761
22	S&P 500 Index	Goldman Sachs	99,318	9/17/2021	$ 4,475	1,567
12	S&P 500 Index	Goldman Sachs	52,143	9/17/2021	$ 4,485	732
11	S&P 500 Index	Goldman Sachs	48,691	9/17/2021	$ 4,495	603
9	S&P 500 Index	Goldman Sachs	42,120	9/17/2021	$ 4,505	454
9	S&P 500 Index	Goldman Sachs	38,912	9/17/2021	$ 4,525	307
5	S&P 500 Index	Goldman Sachs	24,133	10/15/2021	$ 4,360	1,075
6	S&P 500 Index	Goldman Sachs	26,859	10/15/2021	$ 4,370	1,146
11	S&P 500 Index	Goldman Sachs	51,252	10/15/2021	$ 4,400	1,904
6	S&P 500 Index	Goldman Sachs	24,877	10/15/2021	$ 4,410	879
6	S&P 500 Index	Goldman Sachs	29,191	10/15/2021	$ 4,420	979
7	S&P 500 Index	Goldman Sachs	32,455	10/15/2021	$ 4,430	1,031
5	S&P 500 Index	Goldman Sachs	22,787	10/15/2021	$ 4,450	645
9	S&P 500 Index	Goldman Sachs	39,127	10/15/2021	$ 4,470	978
7	S&P 500 Index	Goldman Sachs	31,952	10/15/2021	$ 4,480	747
5	S&P 500 Index	Goldman Sachs	22,813	10/15/2021	$ 4,485	515
6	S&P 500 Index	Goldman Sachs	25,157	10/15/2021	$ 4,495	529
7	S&P 500 Index	Goldman Sachs	29,970	10/15/2021	$ 4,510	562
7	S&P 500 Index	Goldman Sachs	32,427	10/15/2021	$ 4,525	538
5	S&P 500 Index	Goldman Sachs	21,380	11/19/2021	$ 4,400	962
5	S&P 500 Index	Goldman Sachs	21,639	11/19/2021	$ 4,440	829
						50,308

WRITTEN CALL OPTIONS

Number of Contracts	Open Written Call Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
145	Apple, Inc.	Goldman Sachs	22,025	9/17/2021	$ 145	$ 1,120
136	Apple, Inc.	Goldman Sachs	20,626	9/17/2021	$ 150	535
392	Cisco Systems, Inc.	Goldman Sachs	23,153	9/17/2021	$ 55	1,585
149	Medtronic PLC	Goldman Sachs	19,878	9/17/2021	$ 130	613
93	Target Corp.	Goldman Sachs	22,849	9/17/2021	$ 260	41
						3,894

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings
FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts	Counterparty	Notional Value at August 31, 2021		Expiration
1	CBOT 2 Year US Treasury Note Future	Goldman Sachs	$ 199,311		12/31/2021
2	CBOT 5 Year US Treasury Note Future	Goldman Sachs	201,728		12/31/2021
1	CBOT 5 Year US Treasury Note Future	Goldman Sachs	66,502		12/31/2021
0	CBOT 10 Year US Treasury Note Future	Goldman Sachs	36,389		12/21/2021
0	CBOT Soybean Future	Goldman Sachs	8,311		3/14/2022
0	CBOT US Long Bond Future	Goldman Sachs	17,835		12/21/2021
0	CBOT Wheat Future	Goldman Sachs	15,656		3/14/2022
1	CME 3 Month Eurodollar Future	Goldman Sachs	198,992		12/13/2021
1	CME 3 Month Eurodollar Future	Goldman Sachs	199,002		3/14/2022
1	CME 3 Month Eurodollar Future	Goldman Sachs	198,928		6/13/2022
1	CME 3 Month Eurodollar Future	Goldman Sachs	198,808		9/19/2022
1	CME 3 Month Eurodollar Future	Goldman Sachs	198,628		12/19/2022
2	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	24,159		9/17/2021
5	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	22,197		9/17/2021
0	Corn Future	Goldman Sachs	11,367		3/14/2022
0	Cotton No.2 Future	Goldman Sachs	8,716		3/9/2022
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	41,640		9/8/2021
1	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	83,307		12/8/2021
1	Eurex 5 Year Euro BOBL Future	Goldman Sachs	193,754		9/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	24,374		9/8/2021
0	Eurex 5 Year Euro BOBL Future	Goldman Sachs	48,915		12/8/2021
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	13,855		9/8/2021
0	Eurex 10 Year Euro BUND Future	Goldman Sachs	27,973		12/8/2021
2	Eurex Swiss Market New Index Future	Goldman Sachs	23,886		9/17/2021
0	Euro-BTP Italian Bond Futures	Goldman Sachs	12,658		12/8/2021
24	Euronext Amsterdam Index Future	Goldman Sachs	22,148		9/17/2021
1	Euronext CAC 40 Index Future	Goldman Sachs	10,960		9/17/2021
43,905	Korea Stock Exchange KOSPI 200 Index Future	Goldman Sachs	15,885		9/9/2021
0	LME Copper Future	Goldman Sachs	7,059		10/18/2021
0	LME Nickel Future	Goldman Sachs	7,176		10/18/2021
0	LME Primary Aluminum Future	Goldman Sachs	7,162		10/18/2021
0	LME Primary Aluminum Future	Goldman Sachs	7,662		1/17/2022
0	LME Primary Aluminum Future	Goldman Sachs	10,203		2/14/2022
0	LME Zinc Future	Goldman Sachs	7,601		11/15/2021
0	LME Zinc Future	Goldman Sachs	6,981		10/18/2021
0	Montreal Exchange 10 Year Canadian Bond Future	Goldman Sachs	20,416		12/20/2021
21	Montreal Exchange S&P/TSX 60 Index Future	Goldman Sachs	20,444		9/17/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	7,110		12/20/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	18,994		3/21/2022
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	20,394		2/28/2022
87	OML Stockholm OMXS30 Index Future	Goldman Sachs	23,706		9/17/2021
0	SFE 10 Year Australian Bond Future	Goldman Sachs	20,837		9/15/2021
3	SFE S&P ASX Share Price Index 200 Future	Goldman Sachs	18,056		9/16/2021
0	TSE Japanese 10 Year Bond Futures	Goldman Sachs	23,910		9/9/2021

PURCHASED CALL OPTIONS

Number of Contracts	Open Purchased Call Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
54	Apple, Inc.	Goldman Sachs	8,198	9/17/2021	$ 130.00	$ 1,187
61	Apple, Inc.	Goldman Sachs	9,291	9/17/2021	$ 135.00	1,050
59	Apple, Inc.	Goldman Sachs	8,965	9/17/2021	$ 140.00	726
50	Apple, Inc.	Goldman Sachs	7,648	9/17/2021	$ 145.00	389
						3,352

CREDIT DEFAULT SWAPS

Number of Contracts	Open Credit Default Swaps	Counterparty	Notional Value at August 31, 2021	Expiration	Value
59,806	Markit CDX North America High Yield Index	Goldman Sachs	59,806	6/20/2026	$ 1,635
9,172	Markit CDX North America Investment Grade Index	Goldman Sachs	9,172	6/20/2026	992
					2,627
* The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

No Open Positions

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of Contracts	Open Long Equity Forwards	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
23	S&P 500 Index	Goldman Sachs	106,058	12/17/2021	$ 4,530.00	$ 138
19	S&P 500 Index	Goldman Sachs	86,593	3/18/2022	$ 4,525.00	171
34	S&P 500 Index	Goldman Sachs	154,110	6/17/2022	$ 4,525.00	216
						525

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
17	S&P 500 Index	Goldman Sachs	76,733	9/17/2021	$ 1,750	$ -
23	S&P 500 Index	Goldman Sachs	106,089	9/17/2021	$ 1,800	1
52	S&P 500 Index	Goldman Sachs	236,001	9/17/2021	$ 1,850	1
35	S&P 500 Index	Goldman Sachs	157,614	9/17/2021	$ 1,900	1
23	S&P 500 Index	Goldman Sachs	101,828	9/17/2021	$ 1,950	1
17	S&P 500 Index	Goldman Sachs	79,084	9/17/2021	$ 2,000	-
19	S&P 500 Index	Goldman Sachs	87,682	9/17/2021	$ 2,050	-
18	S&P 500 Index	Goldman Sachs	80,956	9/17/2021	$ 2,200	-
30	S&P 500 Index	Goldman Sachs	136,508	9/17/2021	$ 2,225	1
35	S&P 500 Index	Goldman Sachs	160,003	9/17/2021	$ 2,250	1
24	S&P 500 Index	Goldman Sachs	106,352	9/17/2021	$ 2,275	1
24	S&P 500 Index	Goldman Sachs	108,187	9/17/2021	$ 2,325	1
16	S&P 500 Index	Goldman Sachs	73,746	9/17/2021	$ 2,350	-
22	S&P 500 Index	Goldman Sachs	98,558	9/17/2021	$ 2,400	1
16	S&P 500 Index	Goldman Sachs	72,658	9/17/2021	$ 2,450	-
19	S&P 500 Index	Goldman Sachs	87,351	9/17/2021	$ 2,475	1
29	S&P 500 Index	Goldman Sachs	132,740	9/17/2021	$ 2,500	1
20	S&P 500 Index	Goldman Sachs	90,643	9/17/2021	$ 2,525	1
18	S&P 500 Index	Goldman Sachs	79,677	9/17/2021	$ 2,550	1
18	S&P 500 Index	Goldman Sachs	79,863	12/17/2021	$ 1,800	22
19	S&P 500 Index	Goldman Sachs	86,675	12/17/2021	$ 2,100	41
37	S&P 500 Index	Goldman Sachs	167,709	12/17/2021	$ 2,125	84
30	S&P 500 Index	Goldman Sachs	135,242	12/17/2021	$ 2,150	71
29	S&P 500 Index	Goldman Sachs	129,189	12/17/2021	$ 2,175	71
23	S&P 500 Index	Goldman Sachs	102,386	12/17/2021	$ 2,200	58
27	S&P 500 Index	Goldman Sachs	122,670	12/17/2021	$ 2,250	76
18	S&P 500 Index	Goldman Sachs	81,457	12/17/2021	$ 2,425	69
26	S&P 500 Index	Goldman Sachs	118,524	12/17/2021	$ 2,450	105
25	S&P 500 Index	Goldman Sachs	113,136	12/17/2021	$ 2,500	109
36	S&P 500 Index	Goldman Sachs	160,695	12/17/2021	$ 2,525	162
25	S&P 500 Index	Goldman Sachs	113,984	12/17/2021	$ 2,550	120
23	S&P 500 Index	Goldman Sachs	106,209	12/17/2021	$ 2,575	117
16	S&P 500 Index	Goldman Sachs	74,012	12/17/2021	$ 2,675	96
17	S&P 500 Index	Goldman Sachs	75,658	12/17/2021	$ 2,700	103
34	S&P 500 Index	Goldman Sachs	152,456	12/17/2021	$ 2,800	244
20	S&P 500 Index	Goldman Sachs	89,933	12/17/2021	$ 2,825	150
25	S&P 500 Index	Goldman Sachs	111,696	3/18/2022	$ 2,050	158
26	S&P 500 Index	Goldman Sachs	115,967	3/18/2022	$ 2,100	179
35	S&P 500 Index	Goldman Sachs	156,082	3/18/2022	$ 2,150	259
16	S&P 500 Index	Goldman Sachs	73,754	3/18/2022	$ 2,250	143
21	S&P 500 Index	Goldman Sachs	93,188	3/18/2022	$ 2,500	266
16	S&P 500 Index	Goldman Sachs	72,713	3/18/2022	$ 2,550	224
22	S&P 500 Index	Goldman Sachs	97,799	3/18/2022	$ 2,600	324
23	S&P 500 Index	Goldman Sachs	102,331	4/14/2022	$ 2,500	357
16	S&P 500 Index	Goldman Sachs	74,340	6/17/2022	$ 2,050	191
19	S&P 500 Index	Goldman Sachs	85,470	6/17/2022	$ 2,500	431
22	S&P 500 Index	Goldman Sachs	100,275	7/15/2022	$ 2,600	656
						4,899

JAMES ALPHA TOTAL HEDGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings
EQUITY FORWARDS

Number of Contracts	Open Short Equity Forwards	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
(258)	S&P 500 Index	Goldman Sachs	1,166,566	9/17/2021	$ 4,530.00	$ 2,432
(208)	S&P 500 Index	Goldman Sachs	942,756	10/15/2021	$ 4,530.00	2,514
(113)	S&P 500 Index	Goldman Sachs	509,341	11/19/2021	$ 4,530.00	1,818
(42)	S&P 500 Index	Goldman Sachs	189,444	12/17/2021	$ 4,530.00	809
						7,573

PURCHASED PUT OPTIONS

Number of Contracts	Open Purchased Put Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
35	S&P 500 Index	Goldman Sachs	157,284	9/17/2021	$ 2,325	$ 1
32	S&P 500 Index	Goldman Sachs	142,968	9/17/2021	$ 2,425	1
44	S&P 500 Index	Goldman Sachs	200,305	9/17/2021	$ 2,475	1
55	S&P 500 Index	Goldman Sachs	250,460	9/17/2021	$ 2,500	2
40	S&P 500 Index	Goldman Sachs	182,814	9/17/2021	$ 2,625	3
76	S&P 500 Index	Goldman Sachs	345,327	9/17/2021	$ 2,650	6
35	S&P 500 Index	Goldman Sachs	159,541	9/17/2021	$ 2,700	2
63	S&P 500 Index	Goldman Sachs	283,633	9/17/2021	$ 2,740	5
39	S&P 500 Index	Goldman Sachs	175,700	9/17/2021	$ 2,825	5
45	S&P 500 Index	Goldman Sachs	202,926	9/17/2021	$ 2,900	7
41	S&P 500 Index	Goldman Sachs	184,459	9/17/2021	$ 2,960	7
40	S&P 500 Index	Goldman Sachs	181,589	9/17/2021	$ 2,975	7
32	S&P 500 Index	Goldman Sachs	143,377	9/17/2021	$ 3,200	10
31	S&P 500 Index	Goldman Sachs	142,327	10/15/2021	$ 2,250	10
32	S&P 500 Index	Goldman Sachs	143,653	10/15/2021	$ 2,300	11
77	S&P 500 Index	Goldman Sachs	346,253	10/15/2021	$ 2,450	39
93	S&P 500 Index	Goldman Sachs	421,905	10/15/2021	$ 2,500	54
76	S&P 500 Index	Goldman Sachs	342,901	10/15/2021	$ 2,550	49
69	S&P 500 Index	Goldman Sachs	313,000	10/15/2021	$ 2,600	50
65	S&P 500 Index	Goldman Sachs	292,398	10/15/2021	$ 2,700	58
63	S&P 500 Index	Goldman Sachs	283,777	10/15/2021	$ 2,800	70
59	S&P 500 Index	Goldman Sachs	264,806	10/15/2021	$ 2,900	81
37	S&P 500 Index	Goldman Sachs	165,946	10/15/2021	$ 2,940	56
46	S&P 500 Index	Goldman Sachs	208,962	11/19/2021	$ 2,250	64
58	S&P 500 Index	Goldman Sachs	260,582	11/19/2021	$ 2,300	88
47	S&P 500 Index	Goldman Sachs	213,850	11/19/2021	$ 2,350	81
38	S&P 500 Index	Goldman Sachs	170,039	11/19/2021	$ 2,400	71
36	S&P 500 Index	Goldman Sachs	164,714	11/19/2021	$ 2,450	76
39	S&P 500 Index	Goldman Sachs	174,585	11/19/2021	$ 2,550	97
70	S&P 500 Index	Goldman Sachs	317,263	11/19/2021	$ 2,600	193
43	S&P 500 Index	Goldman Sachs	192,589	11/19/2021	$ 2,650	130
						1,335

WRITTEN PUT OPTIONS

Number of Contracts	Open Written Put Options	Counterparty	Notional Value at August 31, 2021	Expiration	Exercise Price	Market Value
32	S&P 500 Index	Goldman Sachs	142,968	9/17/2021	$ 3,730	$ 45
34	S&P 500 Index	Goldman Sachs	152,224	9/17/2021	$ 3,760	52
40	S&P 500 Index	Goldman Sachs	180,970	9/17/2021	$ 3,945	109
32	S&P 500 Index	Goldman Sachs	145,686	9/17/2021	$ 3,960	91
40	S&P 500 Index	Goldman Sachs	181,589	9/17/2021	$ 4,040	148
53	S&P 500 Index	Goldman Sachs	239,642	9/17/2021	$ 4,070	215
61	S&P 500 Index	Goldman Sachs	276,838	9/17/2021	$ 4,135	310
33	S&P 500 Index	Goldman Sachs	148,229	10/15/2021	$ 3,860	356
32	S&P 500 Index	Goldman Sachs	145,975	10/15/2021	$ 3,870	359
33	S&P 500 Index	Goldman Sachs	147,636	10/15/2021	$ 3,880	372
38	S&P 500 Index	Goldman Sachs	173,183	10/15/2021	$ 3,930	495
42	S&P 500 Index	Goldman Sachs	191,843	10/15/2021	$ 3,950	577
38	S&P 500 Index	Goldman Sachs	173,293	10/15/2021	$ 3,960	534
37	S&P 500 Index	Goldman Sachs	166,526	10/15/2021	$ 3,970	534
34	S&P 500 Index	Goldman Sachs	154,605	11/19/2021	$ 3,840	909
						5,106

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4%
	AGENCY CMBS — 1.6%
847,054	Freddie Mac Multifamily Structured Pass Through(a),(c)		2.3230	05/25/47	$ 128,860
3,273,876	FREMF 2018-KF46(c),(d)	US0001M + 1.950%	2.0410	03/25/28	3,198,967
151,773	Government National Mortgage Association(a),(c)		0.7700	04/16/53	1,765
1,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	US0001M + 3.250%	3.3340	10/15/49	1,010,030
					4,339,622
	CDO — 6.5%
109,993	ARCap 2003-1 Resecuritization Trust(c)		7.1100	08/20/38	109,993
1,006,708	Aspen Funding I Ltd.		9.0600	07/10/37	1,056,137
7,701,057	DWRS 2016-1(b),(c)		1.0440	04/23/32	2,541,349
4,236,734	Galleria CDO V Ltd.(c),(d)	US0003M + 2.400%	2.5350	09/19/37	4,019,601
3,839,204	Mid Ocean CBO 2001-1 Ltd.(b),(c)	US0003M + 0.500%	2.3910	11/05/36	1,140,935
5,396,000	Trapeza Cdo Xii Ltd.(c),(d)	US0003M + 0.460%	0.5980	04/06/42	4,235,859
3,000,000	Trapeza Cdo Xiii Ltd.(c),(d)	US0003M + 0.430%	0.5550	11/09/42	2,370,000
3,000,000	Tropic CDO IV Ltd.(c),(d)	US0003M + 1.000%	1.1260	04/15/35	2,550,000
					18,023,874
	CLO — 8.8%
750,000	BlueMountain CLO 2013-2 Ltd.(c),(d)	US0003M + 1.300%	1.4380	10/22/30	749,998
1,500,000	Cutwater 2014-I Ltd.(c),(d)	US0003M + 1.700%	1.8260	07/15/26	1,500,950
1,000,000	Deerpath Capital CLO 2018-1 LTD(c),(d)	US0003M + 3.500%	3.6260	01/15/31	1,002,990
1,000,000	Deerpath Capital CLO 2020-1 LTD(c),(d)	US0003M + 3.900%	4.0340	04/17/32	998,327
500,000	Ellington Clo III Ltd.(c),(d)	US0003M + 3.740%	3.8740	07/20/30	483,668
200,000	GC FTPYME Pastor 4 FTA	EUR003M + 2.400%	1.8470	07/15/45	127,715
2,622,032	Halcyon Loan Advisors Funding 2013-1 Ltd.(c),(d)	US0003M + 3.500%	3.6260	04/15/25	2,582,575
3,210,000	Halcyon Loan Advisors Funding 2013-2 Ltd.(c),(d)	US0003M + 3.800%	3.9260	08/01/25	2,803,209
2,804,736	Halcyon Loan Advisors Funding 2014-2 Ltd.(c),(d)	US0003M + 2.700%	2.8320	04/28/25	2,807,568
1,500,000	Halcyon Loan Advisors Funding 2014-2 Ltd.(c),(d)	US0003M + 3.500%	3.6320	04/28/25	1,487,592
1,500,000	Halcyon Loan Advisors Funding 2014-3 Ltd.(c),(d)	US0003M + 3.650%	3.7880	10/22/25	1,299,900
1,000,000	JFIN CLO 2014-II Ltd.(c),(d)	US0003M + 3.250%	3.3840	07/20/26	1,003,432
250,000	Nassau 2018-I Ltd.(c),(d)	US0003M + 5.850%	5.9760	07/15/31	216,823
500,000	Peaks CLO 2 Ltd.(c),(d)	US0003M + 3.600%	3.7340	07/20/31	500,122
500,000	Steele Creek Clo 2018-2 Ltd.(c),(d)	US0003M + 3.400%	3.5250	08/18/31	495,771
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd.(c),(d)	US0003M + 2.450%	2.5760	01/16/31	1,000,880
1,000,000	Z Capital Credit Partners CLO 2019-1 Ltd.(c),(d)	US0003M + 5.250%	5.3760	07/15/31	1,001,200

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	CLO — 8.8% (Continued)
800,000	Z Capital Credit Partners CLO 2019-1 Ltd.(c),(d)	US0003M + 4.000%	4.1260	07/16/31	$ 801,073
1,000,000	Zais Clo 11 Ltd.(c),(d)	US0003M + 2.900%	3.0340	01/20/32	974,205
500,000	Zais Clo 13 Ltd.(c),(d)	US0003M + 4.520%	4.6460	07/15/32	484,630
2,000,000	Zais CLO 2 Ltd(c),(d)	US0003M + 3.650%	3.7750	07/25/26	2,006,860
					24,329,488
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1%
225,948	ABN Amro Mortgage Corporation		5.5000	10/25/33	232,420
742,381	Adjustable Rate Mortgage Trust 2005-6A(d)	US0001M + 0.840%	0.5040	11/25/35	275,758
103,955	Agate Bay Mortgage Trust 2014-3(c)		3.8300	11/25/44	105,029
58,490	Alternative Loan Trust 1998-4(e)		6.5270	08/25/28	60,328
26,086	Alternative Loan Trust 2003-22CB		5.7500	12/25/33	27,043
146,706	Alternative Loan Trust 2003-J2 Series 2003-J2 Class A1		6.0000	10/25/33	150,343
160,451	Alternative Loan Trust 2003-J3		5.2500	11/25/33	164,091
52,153	Alternative Loan Trust 2003-J3		6.2500	12/25/33	53,163
69,537	Alternative Loan Trust 2004-15(c)		2.2410	09/25/34	67,408
14,142	Alternative Loan Trust 2004-16CB		5.5000	07/25/34	14,545
9,453,281	Alternative Loan Trust 2004-24CB		6.0000	11/25/34	10,041,558
546,343	Alternative Loan Trust 2004-28CB		5.7500	01/25/35	552,135
103,465	Alternative Loan Trust 2004-28CB		6.0000	01/25/35	105,159
142,737	Alternative Loan Trust 2004-J10		6.0000	09/25/34	148,676
703,861	Alternative Loan Trust 2004-J10		5.5000	11/25/34	714,760
26,604	Alternative Loan Trust 2004-J10		5.0000	10/25/53	26,554
74,916	Alternative Loan Trust 2004-J11		7.2500	08/25/32	80,176
162,447	Alternative Loan Trust 2004-J8		7.0000	08/25/34	158,827
108,852	Alternative Loan Trust 2005-14(d)	US0001M + 0.210%	0.2940	05/25/35	100,528
240,723	Alternative Loan Trust 2005-27(d)	12MTA + 1.350%	1.4480	08/25/35	217,929
44,181	Alternative Loan Trust 2005-3CB		5.0000	03/25/35	40,022
47,371	Alternative Loan Trust 2005-54CB		5.5000	11/25/35	44,624
127,868	Alternative Loan Trust 2005-61(d)	US0001M + 0.560%	0.6440	12/25/35	127,733
181,847	Alternative Loan Trust 2005-6CB		5.5000	04/25/35	180,196
196,425	Alternative Loan Trust 2005-72(d)	US0001M + 0.600%	0.6840	01/25/36	174,004
50,806	Alternative Loan Trust 2005-J11		6.0000	10/25/35	36,314
59,745	Alternative Loan Trust 2005-J11		5.5000	11/25/35	45,806
177,915	Alternative Loan Trust 2005-J8		5.5000	07/25/35	167,978

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
107,553	Alternative Loan Trust 2006-40T1		6.0000	12/25/36	$ 50,582
50,000	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/34	49,818
118,249	American Home Mortgage Investment Trust 2004-1(d)	US0006M + 2.000%	2.1540	04/25/44	110,727
3,000,000	Angel Oak Mortgage Trust I, LLC 2019-2		6.2860	03/25/49	3,071,898
315,408	Banc of America Alternative Loan Trust 2003-8		5.5000	10/25/33	327,038
289,476	Banc of America Alternative Loan Trust 2004-6		6.0000	07/25/34	298,206
56,958	Banc of America Funding 2004-C Trust(d)	US0001M + 0.660%	0.7480	12/20/34	56,583
46,645	Banc of America Funding 2005-E Trust(d)	COF 11 + 1.430%	1.7120	06/20/35	39,668
1,078,221	Banc of America Funding 2006-I Trust(c)		3.1750	10/20/46	928,571
115,705	Banc of America Funding 2007-2 Trust(a)		6.0000	03/25/37	23,616
27,795	Banc of America Mortgage 2002-L Trust(c)		3.0740	12/25/32	24,480
57,148	Banc of America Mortgage 2005-F Trust(c)		2.4780	07/25/35	51,810
6,744	Bear Stearns ALT-A Trust 2004-11(c)		2.5690	11/25/34	6,672
65,353	Bear Stearns ARM Trust 2003-5(c)		2.2500	08/25/33	65,332
7,335	Bear Stearns ARM Trust 2003-7(c)		2.4770	10/25/33	7,564
16,887	Bear Stearns ARM Trust 2004-1(c)		2.1060	04/25/34	15,979
164,020	Bear Stearns ARM Trust 2004-1(c)		2.8000	04/25/34	160,602
62,556	Bear Stearns ARM Trust 2004-10(c)		2.8700	01/25/35	63,939
150,816	Bear Stearns ARM Trust 2004-6(c)		2.1850	09/25/34	139,643
62,933	Bear Stearns ARM Trust 2004-8(c)		3.1180	11/25/34	60,992
605,361	Bear Stearns Asset Backed Securities I Trust		6.0000	03/25/36	299,695
749,194	Bear Stearns Asset Backed Securities Trust(e)		5.5000	01/25/34	756,835
65,032	Bear Stearns Structured Products Inc Trust 2007-R6(c)		2.7350	01/26/36	53,302
56,210	Bella Vista Mortgage Trust 2004-1(d)	US0001M + 0.700%	0.7860	11/20/34	52,806
1,000,000	Capital Funding Mortgage Trust 2021-15(c),(d)	US0001M + 3.150%	4.1500	03/15/24	1,012,195
557,652	Cascade Funding Mortgage Trust 2018-RM2(c)		–	10/25/68	563,926
272,503	Cascade Funding Mortgage Trust 2019-RM3(c)		4.0000	06/25/69	272,924
105,606	CDMC Mortgage Pass-Through Certificates Series(c)		5.4810	09/25/34	105,902
184,836	CDMC Mortgage Pass-Through Certificates Series(c)		5.2620	02/18/35	189,205
206,831	Chase Mortgage Finance Trust Series 2004-S2		5.5000	02/25/34	211,553
547,143	Chase Mortgage Finance Trust Series 2007-S3(f)		–	05/25/37	194,845
303,784	Chase Mortgage Finance Trust Series 2007-S3(a)		6.0000	05/25/37	74,134
322,956	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)	US0001M + 0.250%	0.3340	10/25/36	275,688
127,154	CHL Mortgage Pass-Through Trust 2002-19		6.2500	11/25/32	129,254

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
48,212	CHL Mortgage Pass-Through Trust 2003-60(c)	2.2410	02/25/34	$ 46,648
44,122	CHL Mortgage Pass-Through Trust 2004-14(c)	2.4430	08/25/34	43,460
188,053	CHL Mortgage Pass-Through Trust 2004-23(c)	2.0360	11/25/34	161,072
41,694	CHL Mortgage Pass-Through Trust 2004-3	5.7500	04/25/34	43,580
142,506	CHL Mortgage Pass-Through Trust 2004-5	5.5000	05/25/34	143,759
94,417	CHL Mortgage Pass-Through Trust 2004-6(c)	2.3540	05/25/34	97,091
35,000	CHL Mortgage Pass-Through Trust 2004-8	5.7500	07/25/34	35,576
110,618	CHL Mortgage Pass-Through Trust 2004-9	5.2500	06/25/34	112,902
86,097	CHL Mortgage Pass-Through Trust 2004-HYB2(c)	2.3660	07/20/34	83,661
78,512	CHL Mortgage Pass-Through Trust 2004-HYB5(c)	2.5630	04/20/35	74,932
229,295	CHL Mortgage Pass-Through Trust 2004-J5	5.5000	07/25/34	229,855
86,633	CHL Mortgage Pass-Through Trust 2004-J9	5.5000	01/25/35	88,165
608,536	CHL Mortgage Pass-Through Trust 2005-J2	5.0000	08/25/35	463,316
141,664	CHL Mortgage Pass-Through Trust 2006-J1	6.0000	02/25/36	92,665
53,728	CHL Mortgage Pass-Through Trust 2007-15	6.5000	09/25/37	30,785
173,491	Citicorp Mortgage Securities REMIC Pass-Through	5.5000	07/25/35	176,463
35,283	Citicorp Mortgage Securities Trust Series 2005-7	5.0000	10/25/21	35,820
59,389	Citicorp Mortgage Securities Trust Series 2006-6	6.0000	11/25/36	60,977
148,141	Citicorp Mortgage Securities Trust Series 2007-2(f)	–	02/25/37	99,878
229,662	Citicorp Mortgage Securities Trust Series 2007-4	6.0000	05/25/37	229,311
118,288	Citigroup Global Markets Mortgage Securities VII,(c)	5.8150	07/25/24	30,410
4,675	Citigroup Global Markets Mortgage Securities VII,(c)	2.4820	09/25/32	4,210
448,754	Citigroup Mortgage Loan Trust 2009-4(c)	5.4770	05/25/35	451,418
198,565	Citigroup Mortgage Loan Trust 2010-7(c)	4.8530	07/25/36	198,724
17,490	Citigroup Mortgage Loan Trust 2010-9(c),(e)	5.7020	03/25/37	17,332
63,234	Citigroup Mortgage Loan Trust, Inc.	6.7500	08/25/34	67,508
201,663	Citigroup Mortgage Loan Trust, Inc.(c)	2.8140	10/25/35	134,206
75,911	CitiMortgage Alternative Loan Trust Series 2007-A6	6.0000	06/25/37	76,545
2,001,000	COLT 2019-4 Mortgage Loan Trust(c)	3.9400	11/25/49	2,013,086
300,000	COLT 2020-2 Mortgage Loan Trust(c)	5.2500	03/25/65	308,990
156,321	Credit Suisse First Boston Mortgage Securities(c)	4.3910	11/25/31	160,831
541,301	Credit Suisse First Boston Mortgage Securities(c)	7.1990	01/25/32	537,630
113,500	Credit Suisse First Boston Mortgage Securities Series 2003-11-1A31	5.5000	06/25/33	115,348
873,546	Credit Suisse First Boston Mortgage Securities	5.2500	07/25/33	899,343

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
23,630	Credit Suisse First Boston Mortgage Securities		5.2500	09/25/33	$ 24,390
90,299	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	94,258
270,897	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/33	283,208
298,864	Credit Suisse First Boston Mortgage Securities		5.5000	10/25/34	301,822
131,182	Credit Suisse First Boston Mortgage Securities(d)	US0001M + 0.650%	0.7340	09/25/35	93,302
7,717	CSFB Mortgage-Backed Pass-Through Certificates		5.2500	11/25/22	2,333
380,824	CSFB Mortgage-Backed Pass-Through Certificates		7.5000	03/25/32	387,164
111,358	CSFB Mortgage-Backed Pass-Through Certificates(c)		1.8020	10/25/33	111,887
88,778	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	11/25/33	91,251
599,733	CSFB Mortgage-Backed Pass-Through Certificates		6.0000	08/25/34	627,484
43,804	CSFB Mortgage-Backed Pass-Through Certificates		5.7500	07/25/35	45,695
77,527	CSMC Series 2010-18R(c)		2.5620	04/26/38	77,853
312,821	CSMC Trust 2007-5R		6.5000	07/26/36	117,556
1,346,980	CSMC Trust 2010-16(c)		3.7780	06/25/50	1,232,538
1,546,288	CSMC Trust 2013-IVR5(c)		3.6520	10/25/43	1,559,187
37,928	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1		5.5000	09/25/33	38,891
1,168,573	Deutsche Mortgage Securities Inc REMIC Trust(c)		2.4720	04/28/37	1,180,153
2,399	DLJ Mortgage Acceptance Corporation		6.7500	01/25/24	2,138
57,345	DSLA Mortgage Loan Trust 2004-AR4(d)	US0001M + 0.720%	0.8070	01/19/45	52,080
303,692	Fannie Mae Trust 2005-W3(c)		3.3020	04/25/45	320,219
87,798	First Horizon Alternative Mortgage Securities		6.2500	08/25/37	58,405
83,192	First Horizon Mortgage Pass-Through Trust 2005-AR5(c)		2.6250	10/25/35	49,302
67,748	First Horizon Mortgage Pass-Through Trust 2005-AR5(c)		2.6250	11/25/35	65,825
158,254	First Horizon Mortgage Pass-Through Trust 2006-AR3(c)		2.5810	11/25/36	122,353
30,342	Freddie Mac Structured Pass-Through Certificates(d)	12 Month TA + 1.400%	1.4980	07/25/44	31,265
28,933	Freddie Mac Structured Pass-Through Certificates(d)	12 Month TA + 1.200%	1.2980	10/25/44	29,692
138,568	GMACM Mortgage Loan Trust 2004-J2		5.7500	06/25/34	141,039
20,121	GMACM Mortgage Loan Trust 2005-AR3(c)		2.7920	06/19/35	19,876
1,960,028	GMACM Mortgage Loan Trust 2005-AR4(c)		3.5580	07/19/35	1,924,888
702,516	Government National Mortgage Association(a),(c)		1.7470	10/20/62	29,656
1,843,190	Government National Mortgage Association(a),(c)		2.1690	11/20/66	147,242
235,616	GS Mortgage Securities Corporation II(c),(d)	US0001M + 0.350%	0.4380	03/20/23	222,115
784,473	GS Mortgage-Backed Securities Trust(c)		2.4570	07/25/44	785,585
1,672,064	GSMPS Mortgage Loan Trust(c)		8.5000	06/19/29	1,645,569

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
756,078	GSMPS Mortgage Loan Trust 2004-4(c)		7.5000	06/25/34	$ 806,301
414,632	GSMPS Mortgage Loan Trust 2004-4(c)		8.0000	06/25/34	450,546
42,470	GSMPS Mortgage Loan Trust 2005-RP2(c),(d)	US0001M + 0.350%	0.4340	03/25/35	39,810
213,032	GSMPS Mortgage Loan Trust 2005-RP3(c),(d)	US0001M + 0.350%	0.4340	09/25/35	182,682
207,873	GSR Mortgage Loan Trust 2004-13F		4.2500	11/25/34	210,610
53,590	GSR Mortgage Loan Trust 2005-4F		6.5000	02/25/35	54,813
12,041	GSR Mortgage Loan Trust 2005-6F		5.2500	07/25/35	12,317
29,470	GSR Mortgage Loan Trust 2005-8F		6.0000	11/25/35	17,625
14,916	GSR Mortgage Loan Trust 2005-AR3(d)	US0001M + 0.440%	0.5240	05/25/35	14,311
144,250	GSR Mortgage Loan Trust 2006-1F		6.0000	02/25/36	102,082
93,240	GSR Mortgage Loan Trust 2007-AR2(c)		2.8260	05/25/37	70,969
963,264	Harvest SBA Loan Trust 2021-1(c),(d)	US0001M + 2.000%	2.0890	04/25/48	947,646
1,658,728	Headlands Residential 2019-RPL1, LLC(c),(e)		3.9670	06/25/24	1,667,957
85,000	HomeBanc Mortgage Trust 2005-3(d)	US0001M + 0.765%	0.8490	07/25/35	85,422
226,423	HSI Asset Loan Obligation Trust 2007-1		6.5000	06/25/37	128,105
294,505	HSI Asset Loan Obligation Trust 2007-AR1(c)		4.0530	01/25/37	271,399
265,669	HSI Asset Loan Obligation Trust 2007-AR2(c)		2.5900	09/25/37	244,278
86,550	Impac CMB Trust Series 2003-2F(e)		6.5700	01/25/33	88,524
85,847	Impac CMB Trust Series 2003-4(e)		5.7290	07/25/33	86,747
46,104	Impac CMB Trust Series 2004-7(d)	US0001M + 1.800%	1.8840	11/25/34	45,971
273,625	Impac Secured Assets CMN Owner Trust		6.0000	08/25/33	273,100
119,712	Impac Secured Assets Trust 2006-1 Series 2006-1-2A1(d)	US0001M + 0.700%	0.7840	05/25/36	116,367
12,218	IndyMac INDX Mortgage Loan Trust 2004-AR11(c)		2.8800	12/25/34	12,673
258,109	JP Morgan Alternative Loan Trust(a),(d)	US0001M + 7.150%	7.0660	12/25/35	86,521
34,240	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/34	34,275
44,655	JP Morgan Mortgage Trust 2005-A7(c)		3.0160	10/25/35	46,806
21,218	JP Morgan Mortgage Trust 2006-A4(c)		2.9740	06/25/36	17,551
934,328	JP Morgan Mortgage Trust 2014-IVR3(c)		2.4170	09/25/44	939,081
3,751,561	JP Morgan Mortgage Trust 2014-IVR3(c)		2.4170	09/25/44	3,769,337
167,884	JP Morgan Tax-Emept Pass-Through Trust Series(c)		3.0000	10/27/42	169,488
197,200	Lehman Mortgage Trust 2006-2		5.7500	04/25/36	199,049
40,083	MASTR Adjustable Rate Mortgages Trust 2003-1(c)		3.1100	12/25/32	37,566
29,437	MASTR Adjustable Rate Mortgages Trust 2003-2(c)		2.2780	07/25/33	29,998
35,034	MASTR Adjustable Rate Mortgages Trust 2003-6(c)		1.7780	12/25/33	34,351

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
24,347	MASTR Adjustable Rate Mortgages Trust 2003-6(c)	2.2500	12/25/33	$ 23,976
221,304	MASTR Alternative Loan Trust 2003-3(c)	6.1490	05/25/33	218,598
54,923	MASTR Alternative Loan Trust 2003-5	5.5000	06/25/33	56,357
62,462	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/33	66,192
208,118	MASTR Alternative Loan Trust 2004-1	5.5000	02/25/34	215,582
532,346	MASTR Alternative Loan Trust 2004-3	6.5000	04/25/34	558,376
45,576	MASTR Alternative Loan Trust 2004-4	5.5000	05/25/34	47,065
101,917	MASTR Alternative Loan Trust 2004-6	6.0000	07/25/34	104,922
1,451,451	MASTR Alternative Loan Trust 2004-6	6.2500	07/25/34	1,510,983
621,609	MASTR Alternative Loan Trust 2004-6	6.5000	07/25/34	625,378
62,839	MASTR Alternative Loan Trust 2004-7	6.0000	06/25/34	66,421
1,650,277	MASTR Alternative Loan Trust 2004-7	6.0000	08/25/34	1,746,994
2,351	MASTR Alternative Loan Trust 2005-1	5.5000	01/25/23	2,328
300,341	MASTR Alternative Loan Trust 2005-2	5.0000	03/25/43	287,367
36,697	MASTR Alternative Loan Trust 2007-1(f)	–	10/25/36	24,197
866,102	MASTR Alternative Loan Trust 2007-HF1(f)	–	10/25/47	83,373
50,749	MASTR Asset Securitization Trust 2003-11	5.5000	12/25/33	51,946
21,034	MASTR Asset Securitization Trust 2003-12	5.0000	12/25/33	21,276
52,475	MASTR Asset Securitization Trust 2003-12	5.0000	12/25/33	47,490
18,751	MASTR Asset Securitization Trust 2004-1	5.5000	02/25/34	18,843
82,839	MASTR Asset Securitization Trust 2005-1	5.5000	05/25/35	73,818
54,370	MASTR Reperforming Loan Trust 2005-1(c)	8.0000	08/25/34	52,005
21,548	MASTR Reperforming Loan Trust 2005-2(c)	8.0000	05/25/35	21,114
216,335	MASTR Reperforming Loan Trust 2006-2(c)	3.4940	05/25/36	215,440
397,727	MASTR Seasoned Securitization Trust 2003-1	6.0000	02/25/33	410,032
52,209	MASTR Seasoned Securitization Trust 2005-1(c)	2.4290	10/25/32	46,673
880,000	Mello Mortgage Capital Acceptance 2018-MTG2(c)	4.4130	10/25/48	889,134
38,712	Merrill Lynch Mortgage Investors Trust Series(c)	2.6600	09/25/33	38,685
28,437	Morgan Stanley Dean Witter Capital I Inc Trust(c)	1.5780	03/25/33	29,102
53,370	Morgan Stanley Mortgage Loan Trust 2004-10AR(c)	2.5950	11/25/34	53,494
32,097	Morgan Stanley Mortgage Loan Trust 2004-8AR(c)	1.0690	10/25/34	30,367
41,002	Morgan Stanley Mortgage Loan Trust 2004-8AR(c)	2.4250	10/25/34	41,991
90,045	Morgan Stanley Mortgage Loan Trust 2005-10	6.0000	12/25/35	56,050
25,123	Morgan Stanley Mortgage Loan Trust 2006-8AR(c)	2.0000	06/25/36	25,332

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
221,962	MortgageIT Trust 2004-2(d)	US0001M + 3.225%	3.3090	12/25/34	$ 229,882
450,941	MortgageIT Trust 2005-3(d)	US0001M + 0.795%	0.8790	08/25/35	444,745
297,664	MRFC Mortgage Pass-Through Trust Series 2000-TBC3(c)		2.4460	12/15/30	274,978
1,060,659	National City Mortgage Capital Trust		6.0000	03/25/38	1,109,351
51,726	National City Mortgage Capital Trust		6.0000	03/25/38	54,130
426,683	New Residential Mortgage Loan Trust 2017-2(c)		4.7500	03/25/57	439,815
133,303	New Residential Mortgage Loan Trust 2020-1(c)		3.5000	10/25/59	139,938
194,248	Nomura Asset Acceptance Corp Alternative Loan(c)		7.5000	03/25/34	201,182
114,302	Nomura Asset Acceptance Corp Alternative Loan(e)		5.9570	03/25/47	119,977
11,543	OBX 2018-EXP1 Trust(c)		4.5000	04/25/48	11,554
2,150	PHH Mortgage Trust Series 2008-CIM1(d)	US0001M + 2.250%	2.3460	05/25/38	2,160
542,261	PHH Mortgage Trust Series 2008-CIM1		6.0000	05/25/38	564,658
669,146	PHHMC Series 2005-4 Trust(c)		5.3140	07/18/35	675,946
654,057	Prime Mortgage Trust 2003-3		5.5000	01/25/34	663,965
35,249	RAAC Series 2005-SP1 Trust		7.0000	09/25/34	36,475
223,485	Radnor RE 2019-1 Ltd.(c),(d)	US0001M + 1.950%	2.0340	02/25/29	223,724
124,527	RALI Series 2005-QA12 Trust(c)		3.5100	12/25/35	72,200
26,594	RBSGC Mortgage Loan Trust 2007-B(c)		3.8190	07/25/35	24,939
488,949	RBSGC Structured Trust 2008-A(c)		5.5000	11/25/35	475,910
38,842	RBSSP Resecuritization Trust 2009-10(c)		18.3310	01/26/37	48,034
141,268	Reperforming Loan REMIC Trust 2006-R2(c),(d)	US0001M + 0.420%	0.5040	07/25/36	127,084
182,279	Resecuritization Pass-Through Trust 2005-8R		6.0000	10/25/34	185,427
11,000	Residential Asset Securitization Trust 2002-A12		5.7500	11/25/32	11,294
174,000	Residential Asset Securitization Trust 2003-A10		5.2000	09/25/33	176,155
187,526	RESIMAC Bastille Trust Series 2019-1NC(c),(d)	US0001M + 0.930%	1.0200	09/05/57	188,989
30,769	RFMSI Series 2005-SA4 Trust(c)		2.5250	09/25/35	27,654
200,000	RMF Buyout Issuance Trust 2020-1(c)		4.1910	02/25/30	200,000
3,665	Ryland Mortgage Securities Corporation(c)		1.7560	04/29/30	3,681
1,661,605	Saluda Grade Alternative Mortgage Trust 2020-FIG1(c)		3.3210	09/25/50	1,691,143
47,526	Seasoned Credit Risk Transfer Trust Series 2017-3(f)		–	07/25/56	16,607
55,434	Sequoia Mortgage Trust 2004-10(d)	US0001M + 0.620%	0.7080	11/20/34	54,980
81,976	Sequoia Mortgage Trust 2005-2(d)	US0001M + 0.440%	0.5280	03/20/35	81,192
100,000	Spruce Hill Mortgage Loan Trust 2020-SH1(c)		4.6760	01/28/50	101,746
85,447	Structured Adjustable Rate Mortgage Loan Trust(c)		2.6200	03/25/34	82,743

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1% (Continued)
83,572	Structured Adjustable Rate Mortgage Loan Trust(c)		2.6530	12/25/34	$ 80,999
105,393	Structured Adjustable Rate Mortgage Loan Trust(c)		2.6280	03/25/35	94,107
448,540	Structured Adjustable Rate Mortgage Loan Trust(c)		2.9660	07/25/35	337,116
9,980	Structured Adjustable Rate Mortgage Loan Trust(d)	US0001M + 0.380%	0.4640	09/25/36	9,421
46,652	Structured Asset Sec Corp Mort Passthr Certs Ser(c)		2.8400	01/25/34	47,637
17,665	Structured Asset Securities Corporation(d)	US0001M + 0.780%	0.8760	12/25/33	16,399
18,634	Structured Asset Securities Corporation(e)		5.1440	02/25/34	18,806
101,825	Structured Asset Securities Corporation(c),(d)	US0001M + 0.350%	0.4340	04/25/35	94,677
164,017	Structured Asset Securities Corporation(c)		3.4630	06/25/35	150,359
593,000	Verus Securitization Trust 2020-INV1(c)		5.5000	04/25/60	631,408
538,000	Vista Point Securitization Trust 2020-1(c)		4.1510	03/25/65	556,815
66,468	WaMu Mortgage Pass-Through Certificates Series(c)		2.6650	11/25/32	62,458
58,655	WaMu Mortgage Pass-Through Certificates Series(c)		2.5710	01/25/33	60,447
79,878	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	80,815
44,699	WaMu Mortgage Pass-Through Certificates Series		5.5000	06/25/33	46,052
596,932	WaMu Mortgage Pass-Through Certificates Series(c)		5.6330	06/25/33	614,815
23,269	WaMu Mortgage Pass-Through Certificates Series(c)		2.6300	09/25/33	22,413
37,395	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2-A(d)	COF 11 + 1.250%	1.5320	02/27/34	38,296
71,989	WaMu Mortgage Pass-Through Certificates Series(c)		2.9060	03/25/36	72,264
61,306	WaMu Mortgage Pass-Through Certificates Series(d)	US0001M + 0.640%	0.7240	01/25/45	61,185
156,926	WaMu Mortgage Pass-Through Certificates Series(c)		2.8270	08/25/46	114,762
104,473	Washington Mutual MSC Mortgage Pass-Through		5.7500	02/25/33	105,619
203,175	Washington Mutual MSC Mortgage Pass-Through		5.5000	03/25/33	210,590
96,209	Washington Mutual MSC Mortgage Pass-Through		7.5000	04/25/33	99,525
14,810	Washington Mutual MSC Mortgage Pass-Through(c)		2.5390	01/25/35	12,805
3,119,778	Wells Fargo Mortgage Backed Securities 2018-1(c)		3.6910	07/25/47	3,204,524
					77,802,560
	HOME EQUITY — 3.2%
68,106	ABFC 2004-OPT2 Trust(d)	US0001M + 0.560%	0.6440	10/25/33	64,384
96,293	American Residential Home Equity Loan Trust 1998-1(d)	US0001M + 2.175%	2.2590	05/25/29	99,789
571,948	Argent Securities Inc Asset-Backed Pass-Through(d)	US0001M + 5.625%	4.2260	09/25/33	569,739
33,941	Argent Securities Inc Asset-Backed Pass-Through(e)		4.4030	04/25/34	35,506
667,906	Bayview Financial Asset Trust 2007-SSR1(c),(d)	US0001M + 0.450%	0.5340	03/25/37	650,004

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	HOME EQUITY — 3.2% (Continued)
572,382	Bayview Financial Mortgage Pass-Through Trust(c),(d)	US0001M + 1.000%	1.0850	05/28/39	$ 495,659
2,004,629	Bayview Financial Mortgage Pass-Through Trust(c),(d)	US0001M + 1.500%	1.5850	02/28/40	1,764,188
177,898	Bear Stearns Asset Backed Securities I Trust(d)	US0001M + 2.100%	2.1840	06/25/34	178,961
249,194	Bear Stearns Home Loan Owner Trust 2001-A(e)		10.5000	02/15/31	259,329
614,458	CDC Mortgage Capital Trust 2004-HE1(d)	US0001M + 0.855%	0.9390	06/25/34	706,360
50,185	Chase Funding Loan Acquisition Trust Series		4.7500	12/25/34	49,966
207,229	Delta Funding Home Equity Loan Trust 1999-2(d)	US0001M + 0.320%	0.7360	08/15/30	192,559
180,214	Delta Funding Home Equity Loan Trust 1999-3(e)		8.0610	09/15/29	182,515
81,907	First Alliance Mortgage Loan Trust 1999-1(e)		7.1800	06/20/30	84,247
115,398	GE Capital Mortgage Services Inc 1999-HE1 Trust(c)		6.7000	04/25/29	119,818
479,478	Mastr Asset Backed Securities Trust 2004-WMC2(d)	US0001M + 0.900%	0.9840	04/25/34	467,217
306,427	Mastr Asset Backed Securities Trust 2005-NC1(d)	US0001M + 0.750%	0.8340	12/25/34	304,290
270,787	Morgan Stanley A.B.S Capital I Inc Trust Series(d)	US0001M + 3.900%	3.9840	03/25/33	271,992
292,450	New Century Home Equity Loan Trust Series 2003-B(d)	US0001M + 0.975%	1.0590	10/25/33	277,551
11,649	NovaStar Mortgage Funding Trust Series 2003-2(d)	US0001M + 4.725%	4.8090	09/25/33	12,141
68,974	RAAC Series 2004-SP1 Trust(d)	US0001M + 0.700%	0.7840	03/25/34	66,667
820,692	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 1.500%	1.5840	12/25/32	805,626
161,953	Renaissance Home Equity Loan Trust 2002-3(d)	US0001M + 2.550%	2.6340	12/25/32	162,391
47,465	Saxon Asset Securities Trust 2001-2(e)		7.1700	03/25/29	53,207
66,937	Saxon Asset Securities Trust 2003-3(d)	US0001M + 2.400%	2.4840	12/25/33	67,138
294,038	Saxon Asset Securities Trust 2003-3(e)		4.3580	12/25/33	295,070
501,714	Security National Mortgage Loan Trust 2005-2(c)		6.2130	02/25/36	522,506
213,328	Southern Pacific Secured Asset Corporation		7.3200	05/25/27	226,439
					8,985,259
	MANUFACTURED HOUSING — 0.6%
1,000,000	Cascade MH Asset Trust 2019-MH1 Series 2019-MH1 M(c)		5.9850	11/01/44	1,052,393
533,716	Mid-State Capital Corp 2004-1 Trust		8.1140	08/15/37	571,755
					1,624,148
	NON AGENCY CMBS — 15.3%
723,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	633,410
1,000,000	Arbor Multifamily Mortgage Securities Trust(c)		1.7500	05/15/53	843,352
175,000	Bancorp Commercial Mortgage 2018-CRE3 Trust Series 2018-CR3 D(c),(d)	US0001M + 2.700%	2.7960	01/15/33	174,346
169,126	Bayview Commercial Asset Trust 2004-2(c),(d)	US0001M + 1.770%	1.8540	08/25/34	168,967

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	NON AGENCY CMBS — 15.3% (Continued)
71,806	Bayview Commercial Asset Trust 2005-2(c),(d)	US0001M + 1.725%	1.8090	08/25/35	$ 67,659
1,261,266	Bayview Commercial Asset Trust 2007-2(c),(d)	US0001M + 0.370%	0.4540	07/25/37	1,141,788
536,788	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.340%	0.4240	07/25/37	497,058
1,307,693	Bayview Commercial Asset Trust 2007-3(c),(d)	US0001M + 0.500%	0.5840	07/25/37	1,184,657
330,000	BMD2 Re-Remic Trust 2019-FRR1(c)		3.4960	05/25/52	337,778
72,000	CD 2017-CD3 Mortgage Trust(c)		3.2500	02/10/50	57,829
150,000	CFCRE Commercial Mortgage Trust 2011-C2(c)		5.9560	12/15/47	145,406
1,990,236	CG-CCRE Commercial Mortgage Trust 2014-FL1(c),(d)	US0001M + 1.150%	1.2450	06/15/31	1,930,529
743,407	CG-CCRE Commercial Mortgage Trust 2014-FL2(c),(d)	US0001M + 1.854%	1.9500	11/15/31	714,185
57,607	CNL Commercial Mortgage Loan Trust 2003-1(c),(d)	US0001M + 0.500%	0.5960	05/15/31	55,753
56,055	COMM 2010-C1 Mortgage Trust(c)		5.8500	07/10/46	56,521
175,000	COMM 2012-LC4 Mortgage Trust(c)		4.9340	12/10/44	175,412
1,732,165	COMM 2013-GAM Mortgage Trust(c)		3.3670	02/10/28	1,727,578
265,000	CSAIL 2018-C14 Commercial Mortgage Trust(c)		5.0530	11/15/51	280,722
520,000	CSMC 2014-USA OA, LLC(c)		4.3730	09/15/37	497,394
118,658	FREMF 2018-KF52 Mortgage Trust(c),(d)	US0001M + 1.950%	2.0410	09/25/28	115,112
1,692,000	GS Mortgage Securities Trust 2014-GC18(c)		4.8850	01/10/47	1,680,626
26,000	GS Mortgage Securities Trust 2014-GC20(c)		5.1210	04/10/47	25,544
1,300,000	Harvest Commercial Capital Loan Trust 2019-1(c)		5.7300	11/25/31	1,256,444
900,000	Harvest Commercial Capital Loan Trust 2020-1(c)		5.9640	04/25/52	899,065
2,366,000	Hudsons Bay Simon JV Trust 2015-HBS(c)		3.9140	08/05/34	2,171,679
128,833	JP Morgan Chase Commercial Mortgage Securities(c),(d)	US0001M + 3.750%	1.6230	05/15/28	118,966
331,786	JP Morgan Chase Commercial Mortgage Securities(c)		3.9770	10/15/45	336,739
193,000	JP Morgan Chase Commercial Mortgage Securities(c)		5.7200	02/15/46	73,170
500,000	JP Morgan Chase Commercial Mortgage Securities(c)		3.2500	04/15/46	334,720
704,952	JP Morgan Chase Commercial Mortgage Securities(c)		5.5740	07/15/46	708,115
1,134,316	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	903,782
34,155	JP Morgan Chase Commercial Mortgage Securities(c)		6.2610	02/12/49	34,992
676,726	JP Morgan Chase Commercial Mortgage Securities(c)		6.0160	06/15/49	238,672
168,542	LB-UBS Commercial Mortgage Trust 2007-C6(c)		6.6900	07/15/40	120,508
273,000	Morgan Stanley Bank of America Merrill Lynch Trust(c)		3.7080	05/15/46	282,853
4,315,000	Morgan Stanley Bank of America Merrill Lynch Trust(c)		4.4970	08/15/46	4,262,126
200,000	Morgan Stanley Capital I Trust 2015-MS1(c)		4.1660	05/15/48	183,090
242,836	Multi Security Asset Trust, L.P. Commercial(c)		4.7800	11/28/35	165,187

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	NON AGENCY CMBS — 15.3% (Continued)
2,000,000	ReadyCap Commercial Mortgage Trust 2015-SBC2(c)		5.1340	06/25/55	$ 2,038,716
7,630,000	ReadyCap Commercial Mortgage Trust 2018-4(c)		5.3250	02/27/51	8,159,898
445,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 Series 2012-C2 D(c)		5.0430	05/10/63	188,491
171,000	UBS-Barclays Commercial Mortgage Trust 2012-C4(c)		4.6110	12/10/45	149,424
1,692,584	Velocity Commercial Capital Loan Trust 2015-1(c)		7.2300	06/25/45	1,709,436
2,144,000	Velocity Commercial Capital Loan Trust 2016-2(c)		8.2400	10/25/46	2,216,000
2,305,302	Wachovia Bank Commercial Mortgage Trust Series(a),(c)		0.8170	07/15/41	4,861
246,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c)		4.4430	07/15/46	246,962
141,114	WFRBS Commercial Mortgage Trust 2011-C4(c)		5.0230	06/15/44	137,995
195,149	WFRBS Commercial Mortgage Trust 2011-C5(c)		5.9610	11/15/44	194,958
2,322,000	WFRBS Commercial Mortgage Trust 2012-C7(c)		4.8920	06/15/45	2,199,636
100,000	WFRBS Commercial Mortgage Trust 2014-C24(c)		4.2040	11/15/47	101,789
460,148	WFRBS Commercial Mortgage Trust 2014-C25(c)		3.8030	11/15/47	409,986
					42,359,886
	OTHER ABS — 0.6%
300,000	Finance of America HECM Buyout 2021-HB1 Series 2021-HB1 M3(c)		3.6400	02/25/31	300,424
110,955	HERO Funding Trust 2015-2(c)		3.9900	09/20/40	113,833
5,424,000	LendingClub Issuance Trust Series 2016-NP1(b),(c)		–	06/15/22	—
98,019	Longtrain Leasing III, LLC 2015-1 Series 2015-1A Class A2(c)		4.0600	01/15/45	99,785
750,000	Mercury Financial Credit Card Master Trust Series 2021-1A B(c)		2.3300	03/20/26	752,340
100,000	Progress Residential 2018-SFR3 Trust(c)		4.8730	10/17/35	100,280
315,777	Sprite 2017-1 Ltd.(c)		4.2500	12/15/37	314,990
					1,681,652
	RESIDENTIAL MORTGAGE — 2.9%
388,517	Amresco Residential Securities Corp Mort Loan(d)	US0001M + 0.470%	1.0240	06/25/29	370,671
1,638,146	Belvedere SPV Srl(d)	EUR006M + 3.250%	2.7370	12/31/38	1,782,531
10,362	Chase Funding Trust Series 2002-4(d)	US0001M + 0.740%	0.8240	10/25/32	10,306
120,133	Credit-Based Asset Servicing and Securitization,(d)	US0001M + 2.775%	2.8590	03/25/34	126,811
94,776	Credit-Based Asset Servicing and Securitization,(c),(e)		4.8420	12/25/37	95,981
82,295	GE-WMC Asset-Backed Pass-Through Certificates(d)	US0001M + 0.660%	0.7440	12/25/35	81,507
78,509	GSAMP Trust 2002-WF(d)	US0001M + 1.100%	1.1880	10/20/32	78,600
268,796	Interstar Millennium Series 2004-4E Trust(d)	EUR003M + 0.400%	–	11/14/36	301,450

151,739	Long Beach Mortgage Loan Trust 2003-2(d)	US0001M + 2.850%	2.9340	06/25/33	157,892

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 68.4% (Continued)
	RESIDENTIAL MORTGAGE — 2.9% (Continued)
97,294	Mastr Specialized Loan Trust(c),(d)	US0001M + 0.750%	0.8340	11/25/35	$ 97,268
584,483	RAAC Series 2005-SP2 Trust(d)	US0001M + 0.600%	0.6840	06/25/44	507,114
754,907	RAAC Series 2007-RP3 Trust(c),(d)	US0001M + 0.380%	0.8440	10/25/46	742,635
527,273	Structured Asset Investment Loan Trust 2003-BC9(d)	US0001M + 3.150%	3.2340	08/25/33	549,339
1,000,000	Towd Point Mortgage Trust 2019-SJ2(c)		5.0000	11/25/58	1,020,764
2,000,000	Towd Point Mortgage Trust 2019-SJ3(c)		3.5000	11/25/59	2,013,006
					7,935,875
	STUDENT LOANS — 0.7%
37,904	AccessLex Institute(d)	US0003M + 0.700%	0.8250	01/25/43	36,108
128,232	Collegiate Funding Services Education Loan Trust(d)	US0003M + 0.300%	0.4460	12/28/37	115,951
760,000	EdLinc Student Loan Funding Trust 2012-1(c),(d)	US0001M + 4.240%	4.3240	11/26/40	918,672
552,946	EdLinc Student Loan Funding Trust 2017-A(c),(d)	Prime Rate - 1.150%	2.1000	12/01/47	522,776
162,806	L2L Education Loan Trust 2006-1(c),(d)	US0001M + 0.340%	0.4350	06/15/31	156,391
56,679	National Collegiate Trust 2005-GATE (The)(c),(d)	US0001M + 0.450%	0.5340	04/26/23	50,470
36,539	PHEAA Student Loan Trust 2015-1(c),(d)	US0001M + 0.600%	0.6840	10/25/41	36,450
36,807	SLM Student Loan Trust 2005-8(d)	US0003M + 0.310%	0.4350	01/25/55	34,891
					1,871,709
	WHOLE BUSINESS — 0.1%
47,715	Business Loan Express Business Loan Trust 2005-A(c),(d)	US0001M + 1.100%	1.1840	09/25/38	42,944
181,021	Business Loan Express Business Loan Trust 2007-A(c),(d)	US0001M + 0.400%	0.4880	10/20/40	168,760
96,121	Business Loan Express SBA Loan Trust 2006-1(c),(d)	US0001M + 0.950%	1.0380	10/20/38	88,504
					300,208
	TOTAL ASSET BACKED SECURITIES (Cost $183,998,469)				189,254,281

	CORPORATE BONDS — 16.5%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(c)	(5*(USISDA30*USISDA02))	8.5850	01/21/26	72,013
274,000	Nomura America Finance, LLC(c)		5.8120	12/31/33	263,040
65,000	Nomura America Finance, LLC(c)		5.4000	02/28/34	63,161
355,000	Nomura America Finance, LLC(c)		4.3960	07/29/34	335,475
					733,689
	BANKING — 5.8%
190,000	Bank of Nova Scotia (The)(c)	(4*(USISDA30-USISDA02))	2.7440	06/27/33	153,900

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.5% (Continued)
	BANKING — 5.8% (Continued)
120,000	Bank of Nova Scotia (The)(c)	4*(CMS30-CMS2)	4.5800	01/30/34	$ 112,800
100,000	Bank of Nova Scotia (The)(c)		3.4000	08/28/34	84,375
75,000	Barclays Bank plc(c)		–	01/23/26	75,272
525,000	Barclays Bank plc(c)		7.0930	09/13/28	517,125
50,000	Barclays Bank plc(c)		6.7360	10/18/28	49,000
75,000	Barclays Bank plc(c)		3.1720	08/15/33	67,875
58,000	Barclays Bank plc(c)		3.4280	04/25/34	48,938
70,000	Barclays Bank plc(c)		4.8560	07/31/34	66,150
177,000	BNP Paribas S.A.(c)	4*(CMS30-CMS5)	4.2920	04/30/33	164,389
430,000	Citigroup, Inc.(c)		3.2480	06/11/33	370,338
1,037,000	Citigroup, Inc.(c)		3.3520	11/26/33	964,410
507,000	Citigroup, Inc.(c)		5.0040	12/29/34	476,580
55,000	Citigroup, Inc.(c)		10.0000	08/31/35	51,150
49,000	Credit Agricole Corporate & Investment Bank S.A.(c)	10*(CMS30-CMS2)	4.2900	09/29/32	49,036
74,000	Credit Agricole Corporate & Investment Bank S.A.(c)		10.0000	12/28/32	73,630
300,000	Credit Suisse A.G.(c)		10.8970	09/30/30	310,500
655,000	Credit Suisse A.G.(c)		10.0010	04/29/31	681,200
875,000	Credit Suisse A.G.(c)		8.0000	10/31/31	918,750
120,000	Deutsche Bank A.G.(c)		1.9400	01/31/33	93,600
245,000	Deutsche Bank A.G.(c)		4.2120	06/30/34	208,863
1,163,000	Deutsche Bank A.G.(c)	(4*(USISDA30-USISDA02))	3.4000	08/28/34	965,289
3,900,000	Deutsche Bank A.G.(c)		5.1750	10/31/34	3,626,999
961,000	Deutsche Bank A.G.(c)		4.1800	11/26/34	860,095
633,000	Deutsche Bank A.G.(c)		5.7400	03/27/35	588,690
75,000	Deutsche Bank A.G.(c)		6.7320	12/23/35	70,125
100,000	HSBC USA, Inc.(c)		7.3310	05/21/29	100,125
964,000	International Bank for Reconstruction &(c)		2.8120	06/30/34	833,860
200,000	Lloyds Bank plc(c)		1.5350	01/31/33	162,000
136,000	Lloyds Bank plc(c)		4.4280	10/25/33	125,120
655,000	Lloyds Bank plc(c)		3.9600	11/27/33	593,822
177,000	Natixis US Medium-Term Note Program, LLC(c)		1.0800	04/30/34	171,690
1,414,000	Natixis US Medium-Term Note Program, LLC(c)	(7.5*(USISDA30-USISDA02))	4.5520	07/31/34	1,336,229
194,000	Natixis US Medium-Term Note Program, LLC(c)		10.0000	03/31/36	192,545

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.5% (Continued)
	BANKING — 5.8% (Continued)
125,000	NatWest Markets plc(c)		4.2280	08/18/31	$ 118,750
100,000	NatWest Markets plc(c)		3.1800	08/26/31	88,000
185,000	SG Structured Products, Inc.(c)		3.4680	07/29/31	170,431
644,000	Societe Generale S.A.(c)		2.4920	10/29/32	635,950
33,000	Societe Generale S.A.(c)		12.5000	01/31/35	32,753
					16,210,354
	INSTITUTIONAL FINANCIAL SERVICES — 5.6%
41,000	Citigroup Global Markets Holdings, Inc.(c)		2.1040	04/25/32	41,119
35,000	Citigroup Global Markets Holdings, Inc.(d)		1.7850	11/22/32	33,600
200,000	Citigroup Global Markets Holdings, Inc.		10.0000	03/29/34	198,000
50,000	Citigroup Global Markets Holdings, Inc.(c)		7.0950	12/14/36	47,375
365,000	Goldman Sachs Group, Inc. (The)(c),(g)		4.4250	03/19/29	350,400
88,000	Jefferies Group, LLC / Jefferies Group Capital(g)		10.0000	05/31/34	91,960
30,000	Jefferies Group, LLC / Jefferies Group Capital(g)		10.0000	06/30/37	31,050
235,000	Jefferies Group, LLC / Jefferies Group Capital(g)		9.0000	07/31/37	249,394
229,000	Jefferies Group, LLC / Jefferies Group Capital(c)	(9*(USISDA10-USISDA02))	8.0000	08/31/37	237,588
150,000	Jefferies Group, LLC / Jefferies Group Capital(g)		10.0000	08/31/37	155,250
248,000	Jefferies Group, LLC / Jefferies Group Capital(g)		8.0000	09/30/37	251,720
110,000	Jefferies Group, LLC / Jefferies Group Capital(g)		9.0000	01/31/38	111,375
762,000	Jefferies Group, LLC / Jefferies Group Capital(c)	(7.5*(USISDA30-USISDA02))	2.4070	02/28/38	659,130
280,000	Jefferies Group, LLC / Jefferies Group Capital(c)	US0003M + 4.000%	5.0000	03/20/40	279,098
115,000	Morgan Stanley(g)		8.0000	03/21/27	124,775
1,015,000	Morgan Stanley(g)		9.3040	09/27/28	1,015,000
3,588,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	04/30/30	3,767,399
1,388,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	05/29/30	1,457,400
363,000	Morgan Stanley(g)		10.0000	06/30/30	383,419
182,000	Morgan Stanley(c)	(8*(USISDA30-USISDA02))	10.0000	07/31/30	189,280
290,000	Morgan Stanley(c)	(8.5*(USISDA30-USISDA02))	10.0000	08/19/30	303,775
216,000	Morgan Stanley(c)	(8*(USISDA30-USISDA02))	10.0000	08/31/30	224,640
285,000	Morgan Stanley(g)		10.0000	09/30/30	301,031
171,000	Morgan Stanley(g)		6.8350	10/30/30	164,918

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.5% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.6% (Continued)
151,000	Morgan Stanley(c)	(5*(USISDA30-USISDA02))	9.5690	10/30/30	$ 156,474
50,000	Morgan Stanley(g)		6.8350	11/30/30	49,500
20,000	Morgan Stanley(g)		8.0000	03/31/31	21,400
89,000	Morgan Stanley(g)		8.5000	05/31/31	96,120
100,000	Morgan Stanley(g)		9.0000	06/30/31	109,250
114,000	Morgan Stanley(g)		8.5000	07/29/31	121,980
228,200	Morgan Stanley(g)		9.1050	09/16/31	240,751
117,000	Morgan Stanley(g)		8.2020	01/30/34	121,095
220,000	Morgan Stanley(g)		5.6000	07/31/34	202,400
121,000	Morgan Stanley(g)		6.7450	08/29/34	109,142
120,000	Morgan Stanley(g)		6.8350	09/30/34	112,800
238,000	Morgan Stanley(c)	(5*(USISDA30-USISDA02))	8.7400	10/08/34	223,720
233,000	Morgan Stanley(g)		9.8000	10/31/34	236,495
30,000	Morgan Stanley(c)	(7*(USISDA30-USISDA02))	7.2450	11/28/34	28,200
304,000	Morgan Stanley(c)	(4.5*(USISDA30-USISDA02))	10.0000	01/30/35	312,740
438,000	Morgan Stanley(c)	(6*(USISDA30-USISDA02))	8.4000	03/31/35	423,218
532,000	Morgan Stanley(c)	(9*(USISDA30-USISDA02))	9.0000	04/30/35	579,880
73,000	Morgan Stanley(g)		9.0000	05/29/35	79,570
120,000	Morgan Stanley(g)		9.0000	06/30/35	130,800
268,000	Morgan Stanley(g)		9.0000	07/31/35	292,120
79,000	Morgan Stanley(g)		9.0000	09/30/35	86,110
109,000	Morgan Stanley(g)		9.0000	11/30/35	118,810
134,000	Morgan Stanley(c)	(9*(USISDA30-USISDA02))	9.0000	12/23/35	146,060
816,000	Morgan Stanley(c)	(10*(USISDA30-USISDA02))	10.0000	02/29/36	844,560
					15,511,891
	SPECIALTY FINANCE — 4.8%
498,000	Morgan Stanley Finance, LLC(g)		10.0000	04/30/33	519,165
541,000	Morgan Stanley Finance, LLC(c)	(10*(USISDA30-USISDA02))	10.0000	06/30/36	557,230
215,000	Morgan Stanley Finance, LLC(c)	(15*(USISDA30-USISDA02))	10.0000	07/29/36	224,138

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 16.5% (Continued)
	SPECIALTY FINANCE — 4.8% (Continued)
2,574,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	08/31/36	$ 2,702,700
788,000	Morgan Stanley Finance, LLC(g)		9.0000	09/30/36	827,400
4,218,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	11/29/36	4,428,899
1,269,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	01/31/37	1,332,450
361,000	Morgan Stanley Finance, LLC(c)	(20*(USISDA30-USISDA02))	9.0000	04/28/37	363,223
267,000	Morgan Stanley Finance, LLC(g)		8.0000	07/31/37	279,683
158,000	Morgan Stanley Finance, LLC(g)		8.0000	09/29/37	165,505
996,000	Morgan Stanley Finance, LLC(c)	10*(CMS30-CMS5)	10.0000	09/29/37	1,028,370
109,804	Preferred Term Securities X Ltd. / Preferred Term(a),(c)	US0003M + 0.860%	1.0060	07/03/33	103,095
600,908	Select Notes Trust LT 2003-1		5.9100	02/22/33	613,245
					13,145,103

TOTAL CORPORATE BONDS (Cost $43,040,779)					45,601,037

	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SOVEREIGN — 0.1%
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	9,907
485,000	Argentine Republic Government International Bond(d)		1.1250	07/09/35	170,226
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $298,506)				180,133

	U.S. GOVERNMENT & AGENCIES — 7.2%
	AGENCY MBS OTHER — 0.0%
39,068	Fannie Mae Pool 257064		4.5000	11/01/37	40,450

	U.S. TREASURY BILLS — 4.7%
8,000,000	United States Treasury Bill		0.0428	11/26/21	7,999,171
5,000,000	United States Treasury Bill		0.0497	02/24/22	4,998,778
					12,997,949

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.2% (Continued)
	U.S. TREASURY NOTES — 2.5%
4,000,000	United States Treasury Note	0.7500	03/31/26	$ 4,006,094
3,000,000	United States Treasury Note	1.6250	11/15/50	2,789,883
				6,795,977

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,038,039)			19,834,376

	TOTAL INVESTMENTS - 92.2% (Cost $247,375,793)			$ 254,869,827
	OTHER ASSETS IN EXCESS OF LIABILITIES- 7.8%			21,548,071
	NET ASSETS - 100.0%			$ 276,417,898

CREDIT DEFAULT SWAP AGREEMENTS
Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Depreciation
Morgan Stanley, 3.75%, 02/25/2023	Goldman Sachs	1.00%	6/20/2025	$ 20,000,000	(430,800)	(299,024)	$ (171,776)

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S/A	- Société Anonyme

12 Month TA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
COF 11	Cost of Funds for the 11th District of San Francisco
EUR003M	Euribor 3 Month ACT/360
EUR006M	Euribor 6 Month ACT/360
Prime Rate	Prime Lending Rate by Country United States
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

USISDA02	2 Year Swap
USISDA05	5 Year Swap
USISDA10	10 Year Swap
USISDA30	30 Year Swap

EASTERLY STRUCTURED CREDIT VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2021, the total market value of 144A securities is 119,396,212 or 43.2% of net assets.
(b)	The security is illiquid; total illiquid securities represent 1.0% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2021.
(e)	Interest only securities.
(f)	Zero coupon bond.
(g)

Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate as of August 31, 2021.